Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 93.9%

Auto Components — 3.2%
American Axle & Manufacturing Holdings, Inc.*	2,217	18,227
Cooper-Standard Holdings, Inc.*	1,084	44,294
Gentherm, Inc.*	1,581	64,965
Tenneco, Inc., Class A	3,461	43,335

		170,821

Banks — 22.7%
Bancorp, Inc. (The)*	1,859	18,403
Brookline Bancorp, Inc.	3,283	48,359
CIT Group, Inc.	718	32,511
First Hawaiian, Inc.	1,665	44,457
First Horizon National Corp.	10,494	170,006
First Midwest Bancorp, Inc.	4,091	79,695
FNB Corp.	8,096	93,349
Hope Bancorp, Inc.	6,272	89,944
Investors Bancorp, Inc.	18,798	213,550
KeyCorp	9,512	169,686
Simmons First National Corp., Class A	1,185	29,506
TCF Financial Corp.	2,666	101,498
Texas Capital Bancshares, Inc.*	861	47,073
United Bankshares, Inc.	1,497	56,677

		1,194,714

Beverages — 0.0%(a)
Cott Corp.	27	339

Building Products — 2.8%
Armstrong World Industries, Inc.	95	9,207
Builders FirstSource, Inc.*	912	18,759
JELD-WEN Holding, Inc.*	3,594	69,328
Resideo Technologies, Inc.*	3,434	49,276

		146,570

Capital Markets — 1.3%
Apollo Investment Corp.	61	980
Janus Henderson Group plc (United Kingdom)	1,829	41,085
Waddell & Reed Financial, Inc., Class A(b)	1,362	23,406

		65,471

Chemicals — 4.6%
Cabot Corp.	2,157	97,765
Celanese Corp.	433	52,932
Koppers Holdings, Inc.*	1,438	41,990
Trinseo SA	1,129	48,494

		241,181

Commercial Services & Supplies — 3.9%
Brink’s Co. (The)	993	82,330
Civeo Corp.*	2,297	2,917
Clean Harbors, Inc.*	145	11,201
Covanta Holding Corp.	3,644	62,998
Herman Miller, Inc.	1,015	46,768

		206,214

Communications Equipment — 1.5%
ADTRAN, Inc.	1,745	19,797
CommScope Holding Co., Inc.*	4,852	57,055

		76,852

Construction & Engineering — 1.5%
Granite Construction, Inc.	2,489	79,983

Construction Materials — 0.9%
Eagle Materials, Inc.	533	47,980

Containers & Packaging — 5.8%
Crown Holdings, Inc.*	1,621	107,090
Graphic Packaging Holding Co.	10,937	161,314
Greif, Inc., Class A	981	37,162

		305,566

Diversified Consumer Services — 0.6%
Sotheby’s*	581	33,116

Electric Utilities — 2.2%
El Paso Electric Co.	1,331	89,280
Portland General Electric Co.	493	27,792

		117,072

Electronic Equipment, Instruments & Components — 2.8%
Avnet, Inc.	759	33,762
Dolby Laboratories, Inc., Class A	680	43,980
Flex Ltd.*	2,227	23,307
MTS Systems Corp.	840	46,423

		147,472

Energy Equipment & Services — 1.7%
KLX Energy Services Holdings, Inc.*	1,581	13,670
Patterson-UTI Energy, Inc.	5,024	42,955
TETRA Technologies, Inc.*	6,168	12,399
US Silica Holdings, Inc.	2,084	19,924

		88,948

Equity Real Estate Investment Trusts (REITs) — 9.0%
Alexander & Baldwin, Inc.	1,220	29,907
Brixmor Property Group, Inc.	4,290	87,034
Chatham Lodging Trust	2,614	47,450
Colony Capital, Inc.	10,087	60,722
Franklin Street Properties Corp.	6,049	51,178
Kite Realty Group Trust	2,494	40,276
Pebblebrook Hotel Trust	584	16,250
PotlatchDeltic Corp.	573	23,522
Rayonier, Inc.	2,089	58,923
Retail Properties of America, Inc., Class A	2,273	27,998
Ryman Hospitality Properties, Inc.	402	32,884

		476,144

Food & Staples Retailing — 0.3%
Sprouts Farmers Market, Inc.*	816	15,780

Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.*	7,258	79,694

Household Durables — 0.9%
TRI Pointe Group, Inc.*	1,710	25,726
Tupperware Brands Corp.	1,324	21,010

		46,736

Household Products — 2.5%
Energizer Holdings, Inc.	3,003	130,865

Insurance — 5.7%
Assured Guaranty Ltd.	777	34,561
CNO Financial Group, Inc.	7,227	114,405

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Enstar Group Ltd. (Bermuda)*	135	25,602
National General Holdings Corp.	3,124	71,913
White Mountains Insurance Group Ltd.	51	55,291

		301,772

IT Services — 1.2%
Cardtronics plc, Class A*	309	9,345
Sykes Enterprises, Inc.*	1,687	51,694

		61,039

Machinery — 3.6%
Actuant Corp., Class A	1,083	23,756
Harsco Corp.*	608	11,531
Hyster-Yale Materials Handling, Inc.	476	26,048
Kennametal, Inc.	2,145	65,943
Terex Corp.	2,488	64,622

		191,900

Marine — 1.4%
Matson, Inc.	1,967	73,766

Media — 0.6%
John Wiley & Sons, Inc., Class A	748	32,852

Metals & Mining — 1.1%
Commercial Metals Co.	3,455	60,042

Mortgage Real Estate Investment Trusts (REITs) — 0.4%
AG Mortgage Investment Trust, Inc.	1,340	20,297

Oil, Gas & Consumable Fuels — 2.5%
PBF Energy, Inc., Class A	795	21,612
Range Resources Corp.(b)	4,069	15,543
WPX Energy, Inc.*	8,938	94,657

		131,812

Paper & Forest Products — 0.6%
PH Glatfelter Co.	1,989	30,612

Pharmaceuticals — 1.0%
Prestige Consumer Healthcare, Inc.*	1,549	53,750

Software — 1.0%
ACI Worldwide, Inc.*	496	15,545
Verint Systems, Inc.*	856	36,620

		52,165

Specialty Retail — 1.1%
Designer Brands, Inc., Class A	3,516	60,190

Technology Hardware, Storage & Peripherals — 0.8%
NCR Corp.*	1,279	40,364

Textiles, Apparel & Luxury Goods — 0.8%
Columbia Sportswear Co.	404	39,159

Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	709	40,246
Beacon Roofing Supply, Inc.*	1,515	50,795
MRC Global, Inc.*	2,820	34,206

		125,247

TOTAL COMMON STOCKS (Cost $4,678,967)		4,946,485

SHORT-TERM INVESTMENTS — 6.0%

INVESTMENT COMPANIES — 6.0%
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(c)(d)(Cost $317,410)	317,313	317,408

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(c)(d)(Cost $8,566)	8,566	8,566

Total Investments — 100.1% (Cost $5,004,943)		5,272,459
Liabilities in Excess of Other Assets — (0.1)%		(3,042)

Net Assets — 100.0%		5,269,417

Percentages indicated are based on net assets.

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2019. The total value of securities on loan at September 30, 2019 is approximately $7,046,000.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of September 30, 2019.
*	Non-income producing security.

A. Valuation of Investments – The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,272,459	$–	$–	$5,272,459

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended September 30, 2019.

B. Investment Transactions with Affiliates – The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended September 30, 2019
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2019	Shares at September 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.17%(a)(b)	$255,905	$594,010	$532,496	$15	$(26)	$317,408	317,313	$1,306	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00%(a)(b)	—	9,106	540	—	—	8,566	8,566	1	—

Total	$255,905	$603,116	$533,036	$15	$(26)	$325,974		$1,307	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2019.